Cover	Apr. 17, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 17, 2023
Entity Registrant Name	OPTINOSE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38241
Entity Tax Identification Number	42-1771610
Entity Address, Address Line One	1020 Stony Hill Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Yardley
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19067
City Area Code	267
Local Phone Number	364-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001494650
Amendment Flag	false